Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Indexperts Gorilla Aggressive Growth ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Gorilla Aggressive Growth ETF
Class Name	Indexperts Gorilla Aggressive Growth ETF
Trading Symbol	RILA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://indexperts.com/rila/. You can also request this information by contacting us at 800-773-3863.
Additional Information Phone Number	800-773-3863
Additional Information Website	https://indexperts.com/rila/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Gorilla Aggressive Growth ETF	$24	0.50%¹
¹	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 41,930,420
Holdings Count | Holdings	171
Investment Company, Portfolio Turnover	0.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$41,930,420
Number of Holdings	171
Portfolio Turnover Rate	0.16%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Broadcom Inc	5.8%
NVIDIA Corp	5.0%
Amazon.com Inc	4.0%
Tesla Inc	3.7%
Eli Lilly & Co	3.6%
Amphenol Corp	3.6%
Netflix Inc	3.0%
Meta Platforms Inc	2.9%
KLA Corp	2.9%
Palantir Technologies Inc	2.6%

Indexperts Quality Earnings Focused ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Quality Earnings Focused ETF
Class Name	Indexperts Quality Earnings Focused ETF
Trading Symbol	QIDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://indexperts.com/qidx/. You can also request this information by contacting us at 800-773-3863.
Additional Information Phone Number	800-773-3863
Additional Information Website	https://indexperts.com/qidx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Quality Earnings Focused ETF	$26	0.50%¹
¹	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 38,320,602,000
Holdings Count | Holdings	133
Investment Company, Portfolio Turnover	0.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$38,320,602
Number of Holdings	133
Portfolio Turnover Rate	0.36%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Arista Networks Inc	3.8%
Alphabet Inc	3.6%
Thermo Fisher Scientific Inc	2.4%
Cisco Systems Inc	2.2%
Exxon Mobil Corp	2.1%
HEICO Corp	2.1%
Walmart Inc	2.0%
Apple Inc	2.0%
Williams Cos Inc/The	1.9%
NRG Energy Inc	1.9%

Indexperts Yield Focused Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Indexperts Yield Focused Fixed Income ETF
Class Name	Indexperts Yield Focused Fixed Income ETF
Trading Symbol	YFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://indexperts.com/yffi/. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://indexperts.com/yffi/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Yield Focused Fixed Income ETF	$25	0.50%¹
¹	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 22,718,401
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	0.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$22,718,401
Number of Holdings	79
Portfolio Turnover Rate	0.30%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Prudential Financial Inc	2.3%
American Express Co	2.2%
Walt Disney Co/The	2.2%
Dow Chemical Co/The	2.2%
Morgan Stanley	2.2%
General Electric Co	2.1%
ConocoPhillips	2.1%
Boston Scientific Corp	2.1%
Consolidated Edison Co of New York Inc	2.1%
Plains All American Pipeline LP / PAA Finance Corp	2.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized